Rule 497(e)
                                      Registration Nos. 333-168727 and 811-22452


                            FIRST TRUST SERIES FUND

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                                  (the "Fund")

          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 1, 2016


                              DATED MARCH 3, 2016


      1. Notwithstanding anything to the contrary in the statement of additional information for the Fund, the third sentence of the first paragraph of the section entitled "General Description of the Trust and the Fund" in the statement of additional information is replaced in its entirety with the following:

            The Trust currently offers shares in four series, including the First Trust/Confluence Small Cap Value Fund, First Trust Preferred Securities and Income Fund, First Trust Short Duration High Income Fund and First Trust AQA(R) Equity Fund, each a diversified series.



      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE